Equity Capital Structure	12 Months Ended
Dec. 31, 2019
Equity Capital Structure [Abstract]
Equity Capital Structure
7.	Equity Capital Structure:

Under the Company's articles of incorporation, the Company's authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares. In connection with the Exchange Agreement discussed in Note 1, the Company issued 2,400,000 common shares, 480,000 of 9.75% Series A Preferred Shares and 12,000 Series B preferred shares to the then shareholders of Spetses.

Furthermore, the Company determined the fair value of the 9.75% Series A cumulative redeemable perpetual preferred shares to be $2,740,000 as of September 22, 2017, the date of their issuance, and reflected the amount within Additional paid-in capital. The fair value of these shares was determined using the income approach and was based on Level 3 hierarchical data. In the application of the income approach, a discounted cash flow method, or DCF, was utilized.

(a)	Common Shares:

Each outstanding common share entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, common shareholders are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Upon the Company's dissolution or liquidation or the sale of all or substantially all of its assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred shares having liquidation preferences, the common shareholders are entitled to receive pro rata the remaining assets available for distribution. Common shareholders do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. The rights, preferences and privileges of common shareholders are subject to the rights of the holders of any preferred shares, which the Company has or may issue in the future.

At-the-market common stock offering:

On June 28, 2019, the Company, entered into an equity distribution agreement, or as commonly referred to, an at-the-market offering, with Maxim Group LLC ("Maxim"), under which the Company may sell an aggregate offering price of up to $10,000,000 of its common stock with Maxim acting as a sales agent over a minimum period of 12 months (the "ATM Program"). No warrants, derivatives, or other share classes were associated with this transaction. As of December 31, 2019, the Company received $2,625,590 gross proceeds under the ATM Program by issuing 618,112 common shares, whereas, the net proceeds under the ATM Program, after deducting sales commissions and other transaction fees and expenses, amounted to $2,319,701.

(b)	Preferred Shares:

The table below presents a summary of all series of preferred shares outstanding as of December 31, 2018 and 2019:

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Par Value	Dividend Rate	Carrying Value December 31, 2018	Carrying Value December 31, 2019
Series A	9.75% Cumulative Perpetual Redeemable	09/22/17	480,000	$25 / $30 (1)	$480	Effective January 1, 2022- 9.75% per annum of the Cashless Redemption Price ($25) per share	$2,740,480	$2,627,843
Series B	n/a	09/22/17	12,000	-	$12	n/a	$12	$12
Total			492,000		$492		$2,740,492	$2,627,855

(1)
The Series A Preferred Shares from their original issue date and up to the Series A Amended SOD date had a liquidation preference of $25 per share. Following the Series A Amended SOD, the liquidation preference on the Series A Preferred Shares increased from $25 to $30 per share.

Series A Preferred Shares amendment and accumulated dividends settlement:

On October 10, 2019, the Company reached an agreement with the holders of its Series A Preferred Shares to settle in full all accumulated dividend obligations on the Series A Preferred Shares (the "Series A Dividends Settlement Agreement") and to simultaneously adopt an Amended and Restated Statements of Designations of its Series A Preferred Shares (the  "Series A Amended SOD"). Pursuant to the Series A Dividends Settlement Agreement, the Series A Preferred holders agreed to forgive the Company's obligations related to all due and overdue accumulated dividends on the Series A Preferred shares during the period from their original issue date up to and including June 30, 2019, amounting to $4.3 million, and to receive, in settlement thereof, 300,000 newly issued common shares, the fair value of which as of the settlement date amounted to $967,800 and was determined through Level 1 input data of the fair value hierarchy, i.e. the common share closing market price at the date of issuance (the "Settlement Shares"). The dividends waived amounted to $3,379,589 and an amount of $1,819,575 was charged against retained earnings and an amount of $1,560,014 in the absence of retained earnings, charged against paid-in-capital. The Settlement Shares were issued to the Series A Preferred holders on October 17, 2019.

In addition, in accordance with the terms of the Series A Amended SOD, the Company and the Series A Preferred holders mutually agreed to:

i)	waive all dividend payment obligations on the Series A Preferred Shares during the period from July 1, 2019 until December 31, 2021;
ii)
reduce the previous progressively increasing dividend payment default rate that was 1.30 times the rate payable on the Series A Preferred Shares on the date preceding such payment to a fixed dividend payment default rate that is 1.30 times the base dividend payment rate;

iii)
increase the redemption price of the Series A Preferred Shares to $30 from $25 per share in case that the Company exercises its current option to redeem the Series A Preferred Shares, in whole or in part, with cash; and

iv)	increase the liquidation preference from $25 to $30 per Series A Preferred Share.

As a result of the foregoing, dividends on the Series A Preferred Shares neither accrue nor accumulate during the period from July 1, 2019 until December 31, 2021 and the Company does not have any dividend priority restrictions to holders of its common shares during this period.

The Company has accounted for the amendment to the rights, preferences and privileges of the Series A Preferred Shares, in accordance with FASB ASC Topic 260-10-S99-2, as an extinguishment of the original preferred shares and the issuance of new preferred shares due to the significance of the modifications to the substantive contractual terms of the preferred shares and the associated fundamental changes to the nature of the preferred shares, which, as discussed above, included the forfeiture of accrued dividends on the Series A Preferred Shares up to and including June 30, 2019 and the issuance of 300,000 common shares in settlement thereof. Accordingly, upon extinguishment, the Company recorded a net gain of $112,637 on the Series A Preferred Shares within shareholders' equity equal to the difference between the fair value of the new shares of preferred shares issued and the carrying amount of the old shares of preferred shares extinguished. The Company allocated the entire net gain on extinguishment of the Series A Preferred Shares to Additional paid-in capital. The net gain on extinguishment is reflected in the calculation of net income available to common stockholders in accordance with FASB ASC Topic 260, Earnings per Share. The non-recurring fair value of the new Series A Preferred Shares was based on Level 3 hierarchical data using the income approach, which was based on projected cash flows discounted to their present value using a discount rate that considers the timing and risk of the forecasted cash flows. The discount rate used was 16.6% and was based on the average estimated value of a market participant's cost of capital and debt, derived using customary market metrics and is considered an unobservable significant input.

The accumulated, but not declared, due and overdue dividends on the Series A Preferred Shares as of December 31, 2018 and 2019, amounted to $2,668,770 and $0, respectively.

Description of Series A Preferred Shares following the Series A Amended SOD:

Dividends on Series A Preferred Shares will be cumulative from January 1, 2022 (or, for any newly issued and outstanding shares, from the dividend payment date immediately preceding the issuance date of such stock and, for shares issued on or before June 14, 2022, then January 1, 2022) and payable on each dividend payment date, which will be each June 15 and December 15, commencing on June 15, 2022, when, as and if declared by Company's Board of Directors out of legally available funds for such purpose. Dividends on the Series A Preferred Shares will accrue at a rate of 9.75% per annum per Series A Preferred Share having a value of $25 per share. In the event that any semi-annual dividend payable on the Series A Preferred Shares is in arrears, the dividend rate payable on the Series A Preferred Shares shall be increased a single time to a rate of 1.30 times of the dividend rate for each Series A Preferred Share having a value of $25.00 per share until the dividend payment default is cured.

The Series A Preferred Shares rank, with respect to dividend distributions and distributions upon the liquidation, winding-up and dissolution of the Company's affairs, senior to the common shares and the Series B Preferred Shares.

The Series A Preferred Shares do not have a mandatory redemption feature. The Company has the right to redeem the Series A Preferred Shares, in whole or from time to time in part, from any funds available for such purpose, on a date set by the Company. If the Company redeems Series A Preferred Shares with cash then each share of Series A Preferred Shares shall have a value of $30.00 per share, or the Cash Redemption Price. If paid in common shares or a Note, then each Series A Preferred Share shall have a value of $25.00 per share, or the Cashless Redemption Price.  If paid in common shares, the value of the common shares will be 90% of the lowest daily volume weighted average price on any trading day during the 5-consecutive trading day period ending and including the trading day immediately prior to the date of the applicable Redemption Date.

Description of Series B Preferred Shares:

The Series B Preferred Shares have the following characteristics: (i) the Series B Preferred Shares are not convertible into common shares, (ii) each Series B Preferred Share has the voting power of 100,000 common shares and shall count for 100,000 votes for purposes of determining quorum at a meeting of shareholders, (iii) the Series B Preferred Shares have no dividend or distribution rights and (iv) upon any liquidation, dissolution or winding up of the Company, the Series B Preferred Shares shall have the same liquidation rights as the common shares.

Adoption of a shareholder rights plan: On November 21, 2017, the Company declared a dividend of one preferred share purchase right for each outstanding common share and adopted a shareholder rights plan, as set forth in a Stockholders Rights Agreement dated as of November 20, 2017, by and between the Company and American Stock Transfer & Trust Company, LLC, as rights agent. In connection with the Stockholders Rights Agreement, the Company designated 1,000,000 shares as Series C Participating Preferred Shares, none of which are outstanding as of December 31, 2018.